ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	June 30,	December 31,
	2021	2020
Professional services	$3,897	$2,508
Compensation and benefits related	7,359	2,068
Warranty reserve	2,030	1,553
Inventory purchases	1,506	86
Income tax payable	1,331	—
Sales and use and franchise taxes	224	586
Franchise and royalty fees	227	159
Goods received payable	1,201	—
Other	3,193	605
Total accrued expenses and other current liabilities	$20,968	$7,565

As of June 30, 2021, and December 31, 2020, the Company has recorded $2.0 million and $1.6 million, respectively, of warranty reserve within accrued expenses and other current liabilities in the condensed consolidated balance sheets. Warranty reserve consisted of the following (in thousands):

	2021	2020
Warranty reserve, at the beginning of the period	$1,553	$1,491
Warranty reserve assumed in acquisition	316	—
Additions to warranty reserve	797	346
Claims fulfilled	(636)	(284)
Warranty reserve, at the end of the period	$2,030	$1,553

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	December 31,
	2020	2019
Professional services	$2,508	$780
Compensation and benefits related	2,068	897
Warranty reserve	1,553	1,491
Sales and use and franchise taxes	586	578
Franchise and royalty fees	159	—
Inventory purchases	86	620
Other	605	687
Total accrued expenses and other current liabilities	$7,565	$5,053